Segment Data	12 Months Ended
Dec. 31, 2013
Segment Data [Abstract]
Segment Data
14.
Segment Data
On a consolidated basis, the French business tax is reported in provision for income taxes, in accordance with the current accounting guidance on income taxes. Prior to the second quarter of 2013, we internally reviewed the financial results of our French operations including the French business tax within OUP given the operational nature of these taxes. While we continue to view this tax as operational, during the second quarter of 2013 we changed our internal reporting to exclude the French business tax from the OUP of our France reportable segment. Therefore, we are no longer required to show the business tax amount separately to reconcile to the consolidated results. All previously reported segment results have been restated to conform to the current year presentation. This change in segment reporting has no impact on our reporting of consolidated results.
We are organized and managed primarily on a geographic basis, with Right Management currently operating as a separate global business unit. Each country and business unit generally have their own distinct operations and management team, providing services under our global brands, and maintains its own financial reports. We have an executive sponsor for each global brand who is responsible for ensuring the integrity and consistency of delivery locally. We develop and implement global workforce solutions for our clients that deliver the outcomes that help them achieve their business strategy. Each operation reports directly or indirectly through a regional manager to a member of executive management. Given this reporting structure, all of our operations have been segregated into the following reporting segments: Americas, which includes United States and Other Americas; Southern Europe, which includes France, Italy and Other Southern Europe; Northern Europe; APME; and Right Management.
The Americas, Southern Europe, Northern Europe and APME segments derive a significant majority of their revenues from the placement of contingent workers. The remaining revenues within these segments are derived from other workforce solutions and services, including recruitment and assessment, training and development, and ManpowerGroup Solutions. ManpowerGroup Solutions includes Talent Based Outsourcing (TBO), TAPFIN — Managed Service Provider (MSP), Recruitment Process Outsourcing (RPO), Borderless Talent Solutions (BTS), Strategic Workforce Consulting (SWC) and Language Services. The Right Management segment revenues are derived from career management and workforce consulting services. Segment revenues represent sales to external clients. Due to the nature of our business, we generally do not have export sales. We provide services to a wide variety of clients, none of which individually comprise a significant portion of revenues for us as a whole.
The accounting policies of the segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on operating unit profit, which is equal to segment revenues less direct costs and branch and national headquarters operating costs. This profit measure does not include goodwill and intangible asset impairment charges or amortization of intangible assets related to acquisitions, interest and other income and expense amounts or income taxes.
Total assets for the segments are reported after the elimination of investments in subsidiaries and intercompany accounts.

Year Ended December 31	2013	2012	2011
Revenues from Services(a)
Americas:
United States(b)	$2,967.0	$3,010.5	$3,137.3
Other Americas	1,543.2	1,585.4	1,512.1
	4,510.2	4,595.9	4,649.4
Southern Europe:
France	5,284.9	5,425.6	6,179.1
Italy	1,087.6	1,056.8	1,255.8
Other Southern Europe	864.5	768.5	776.9
	7,237.0	7,250.9	8,211.8
Northern Europe	5,738.8	5,773.9	6,159.4
APME	2,447.7	2,728.8	2,661.7
Right Management	316.8	328.5	323.7
	$20,250.5	$20,678.0	$22,006.0
Operating Unit Profit
Americas:
United States	$99.8	$60.8	$94.1
Other Americas	43.9	50.6	47.8
	143.7	111.4	141.9
Southern Europe:
France	198.9	129.6	169.4
Italy	53.8	45.4	74.1
Other Southern Europe	11.9	10.1	10.8
	264.6	185.1	254.3
Northern Europe	139.7	159.8	212.6
APME	70.8	90.7	78.8
Right Management	20.4	13.4	(1.4)
	639.2	560.4	686.2
Corporate expenses	(93.2)	(112.0)	(123.1)
Intangible asset amortization expense(c)	(34.1)	(36.7)	(38.9)
Interest and other expenses	(36.4)	(43.3)	(44.3)
Earnings before income taxes	$475.5	$368.4	$479.9

(a)	Further breakdown of revenues from services by geographical region is as follows:

Revenues from Services	2013	2012	2011
United States	$3,080.8	$3,132.0	$3,254.6
France	5,313.6	5,448.3	6,201.9
Italy	1,093.0	1,061.6	1,277.1
United Kingdom	1,884.5	1,898.1	1,880.4
Total Foreign	17,169.7	17,546.0	18,751.4

(b)	The United States revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which were $15.2, $14.6 and $13.6 for 2013, 2012 and 2011, respectively.

(c)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2013	2012	2011
Depreciation and Amortization Expense
Americas:
United States	$12.3	$13.4	$13.5
Other Americas	4.5	4.2	4.0
	16.8	17.6	17.5
Southern Europe:
France	14.1	13.1	12.4
Italy	2.6	2.7	3.3
Other Southern Europe	2.2	2.4	2.7
	18.9	18.2	18.4
Northern Europe	14.0	15.8	17.0
APME	4.8	4.9	5.1
Right Management	4.3	5.1	5.9
Corporate expenses	1.4	2.2	1.6
Amortization of intangible assets(a)	34.1	36.7	38.9
	$94.3	$100.5	$104.4
Earnings from Equity Investments
Americas:
United States	$—	$—	$—
Other Americas	—	—	—
	—	—	—
Southern Europe:
France	0.3	—	(0.4)
Italy	—	—	—
Other Southern Europe	—	—	—
	0.3	—	(0.4)
Northern Europe	6.9	2.5	4.3
APME	—	—	—
Right Management	—	—	—
	$7.2	$2.5	$3.9

(a)	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2013	2012	2011
Total Assets
Americas:
United States	$1,476.3	$1,511.0	$1,429.9
Other Americas	266.9	317.5	291.8
	1,743.2	1,828.5	1,721.7
Southern Europe:
France	1,950.3	1,756.2	1,822.7
Italy	218.3	301.2	301.3
Other Southern Europe	209.1	187.8	170.3
	2,377.7	2,245.2	2,294.3
Northern Europe	1,951.8	1,732.5	1,714.3
APME	466.7	491.7	472.4
Right Management	134.4	95.4	75.7
Corporate(a)	614.5	619.3	621.3
	$7,288.3	$7,012.6	$6,899.7
Equity Investments
Americas:
United States	$3.0	$3.0	$—
Other Americas	—	—	—
	3.0	3.0	—
Southern Europe:
France	0.4	0.1	0.1
Italy	—	—	—
Other Southern Europe	—	—	—
	0.4	0.1	0.1
Northern Europe	136.5	81.5	75.0
APME	0.3	0.7	0.8
Right Management	—	—	—
	$140.2	$85.3	$75.9

(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2013	2012	2011
Long-Lived Assets(a)
Americas:
United States	$25.8	$32.8	$35.5
Other Americas	10.4	11.2	10.5
	36.2	44.0	46.0
Southern Europe:
France	56.3	59.4	46.0
Italy	6.5	7.0	7.9
Other Southern Europe	10.3	8.6	8.5
	73.1	75.0	62.4
Northern Europe	30.6	40.4	43.3
APME	19.2	22.4	23.3
Right Management	11.3	12.4	11.4
Corporate	0.2	1.2	2.5
	$170.6	$195.4	$188.9
Additions to Long-Lived Assets
Americas:
United States	$6.0	$11.6	$10.0
Other Americas	4.8	5.0	5.5
	10.8	16.6	15.5
Southern Europe:
France	10.7	25.6	16.4
Italy	1.9	1.8	3.7
Other Southern Europe	3.7	2.2	3.1
	16.3	29.6	23.2
Northern Europe	8.8	12.8	18.4
APME	4.3	5.6	5.5
Right Management	4.5	7.4	2.3
	$44.7	$72.0	$64.9

(a)	Further breakdown of long-lived assets by geographical region was as follows:

Long-Lived Assets	2013	2012	2011
United States	$30.6	$39.7	$41.1
France	57.8	61.0	48.1
Italy	6.5	7.1	8.1
United Kingdom	7.4	11.0	12.9
Total Foreign	140.0	155.7	147.8